Accounts Receivable, Net (Tables)	12 Months Ended
Aug. 31, 2025
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net	Accounts receivable, net consisted of the following:
	As of August 31,
	2025	2024
Accounts receivable, net	$31,731	$35,395

Schedule of Accounts Receivable, Net of Allowance for Current Expected Credit Losses

As of the end of each of the financial year, the ageing analysis of accounts receivable, net of allowance for current expected credit losses, based on the invoice date is as follows:

	As of August 31,
	2025	2024
Within 30 days	$31,731	$35,395
Balance at end of the year	$31,731	$35,395